Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Kongsberg Gruppen ASA	27,923	$819,773

Airlines — 0.3%
Norwegian Air Shuttle ASA	188,233	188,555

Banks — 14.3%
DNB Bank ASA	290,490	6,339,925
Sbanken ASA(a)	1,558	16,278
SpareBank 1 Nord Norge.	29,786	338,546
Sparebank 1 Oestlandet.	12,662	204,114
SpareBank 1 SMN	40,547	617,711
SpareBank 1 SR-Bank ASA	55,908	772,562
		8,289,136
Biotechnology — 0.6%
Vaccibody AS	40,267	356,166

Chemicals — 6.1%
Borregaard ASA	29,668	704,944
Elkem ASA(a)	89,860	288,732
Yara International ASA	51,705	2,538,212
		3,531,888
Commercial Services & Supplies — 5.1%
Aker Carbon Capture ASA.	84,912	284,229
Quantafuel ASA(b)	34,024	111,356
Tomra Systems ASA	36,981	2,535,428
		2,931,013
Construction & Engineering — 0.8%
Veidekke ASA	33,716	483,939

Containers & Packaging — 0.2%
Elopak ASA, NVS	37,834	109,408

Diversified Financial Services — 1.3%
Aker ASA, Class A	8,124	735,955

Diversified Telecommunication Services — 5.6%
Telenor ASA	218,514	3,228,818

Electric Utilities — 0.3%
Fjordkraft Holding ASA(a)	30,341	144,466

Electrical Equipment — 1.6%
NEL ASA(b)	456,120	941,315

Energy Equipment & Services — 2.0%
Aker Solutions ASA	76,848	202,525
BW Offshore Ltd.	23,792	67,212
Ocean Yield ASA	15,325	69,605
Subsea 7 SA	70,265	489,850
TGS ASA	37,201	343,460
		1,172,652
Entertainment — 0.8%
Kahoot! ASA	81,187	454,335

Food Products — 15.4%
Atlantic Sapphire ASA(b)(c)	22,739	108,638
Austevoll Seafood ASA	28,489	310,353
Bakkafrost P/F	15,701	1,031,171
Grieg Seafood ASA(c)	15,944	141,026
Leroy Seafood Group ASA	93,026	655,270
Mowi ASA	143,958	3,273,173
Security	Shares	Value

Food Products (continued)

Norway Royal Salmon ASA	3,744	$67,431
Orkla ASA	234,548	2,143,954
Salmar ASA	18,395	1,162,336
		8,893,352
Independent Power and Renewable Electricity Producers — 1.4%
Aker Horizons Holding ASA(b)	36,273	134,726
Scatec ASA(a)	37,209	653,984
		788,710
Industrial Conglomerates — 0.3%
Bonheur ASA	5,978	190,354

Insurance — 5.1%
Gjensidige Forsikring ASA	62,457	1,414,805
Protector Forsikring ASA	18,036	203,784
Storebrand ASA	146,090	1,342,230
		2,960,819
Interactive Media & Services — 2.0%
Adevinta ASA(c)	80,212	1,143,124

IT Services — 0.8%
Atea ASA	26,263	474,808

Machinery — 0.3%
Hexagon Composites ASA	34,947	140,665
Hexagon Purus ASA(b)	17,556	55,196
		195,861
Marine — 1.5%
Golden Ocean Group Ltd.	40,681	378,024
MPC Container Ships AS, NVS	83,202	197,781
Stolt-Nielsen Ltd.	8,012	112,954
Wallenius Wilhelmsen ASA	33,033	152,518
		841,277
Media — 3.8%
Schibsted ASA, Class A	22,837	1,017,555
Schibsted ASA, Class B	30,402	1,174,459
		2,192,014
Metals & Mining — 4.9%
Norsk Hydro ASA	440,457	2,852,437

Multiline Retail — 0.6%
Europris ASA(a)	49,535	342,022

Oil, Gas & Consumable Fuels — 16.8%
Aker BP ASA	39,360	1,246,353
BW Energy Ltd.(c)	24,171	55,770
BW LPG Ltd.(a)	24,380	122,982
DNO ASA(c)	137,075	158,694
Equinor ASA	305,196	7,636,294
Flex LNG Ltd.	9,295	219,926
Frontline Ltd./Bermuda	32,374	217,529
Hafnia Ltd.	28,905	50,047
		9,707,595
Professional Services — 0.2%
Meltwater Holding BV	41,554	118,153

Real Estate Management & Development — 1.6%
Entra ASA(a)	36,971	830,611
Selvaag Bolig ASA	13,177	67,819
		898,430

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%
Nordic Semiconductor ASA	54,183	$1,802,714
REC Silicon ASA	93,039	222,053
		2,024,767
Software — 1.2%
Crayon Group Holding ASA(a)	17,048	352,475
LINK Mobility Group Holding ASA	54,770	124,052
Pexip Holding ASA	22,830	98,392
Volue ASA	15,694	105,152
		680,071
Specialty Retail — 0.1%
XXL ASA	43,358	69,319

Total Common Stocks — 99.9%
(Cost: $57,359,929)		57,760,532

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	925,959	926,329
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000
		946,329
Total Short-Term Investments — 1.6%
(Cost: $946,398)		946,329

Total Investments in Securities — 101.5%
(Cost: $58,306,327)		58,706,861

Other Assets, Less Liabilities — (1.5)%		(880,138)

Net Assets — 100.0%		$57,826,723

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$775,553	$150,880	(a)	$—	$(35)	$(69)	$926,329	925,959	$3,763	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—	—	—	20,000	20,000	1		—
					$(35)	$(69)	$946,329		$3,764		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,080,512	$51,680,020	$—	$57,760,532
Money Market Funds	946,329	—	—	946,329
	$7,026,841	$51,680,020	$—	$58,706,861

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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